Vessels in Operation, less Accumulated Depreciation - Schedule of Vessels in Operation, Less Accumulated Depreciation (Detail) - USD ($) $ in Thousands	3 Months Ended			12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Property Plant And Equipment [Abstract]
Cost	$ 1,003,440	$ 1,095,275		$ 1,003,440	$ 1,095,275
Accumulated Depreciation	(318,037)	(283,743)		(318,037)	(283,743)
Vessel impairment during period	(87,624)	(63,065)	$ (29,357)	(87,624)	(92,422)	$ (44,700)
Net book value	$ 597,779	$ 719,110		$ 597,779	$ 719,110	$ 846,939